Lease (Details) - Schedule of table reconciles the undiscounted cash flows	Jun. 30, 2022 USD ($)
Schedule of table reconciles the undiscounted cash flows [Abstract]
2023	$ 569,125
2024	551,458
2025	261,276
2026	32,717
Thereafter	0
Total undiscounted operating lease payments	1,414,576
Less: imputed interest	(60,187)
Present value of operating lease liabilities	$ 1,354,389